Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 519		$ (619,995)	$ (619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Accretion of common stock to redemption value			(2,137,638)	(2,137,638)
Excise tax payable attributable to redemption of common stock			(1,864,106)	(1,864,106)
Net income (loss)			1,161,910	1,161,910
Balance at Dec. 31, 2023	$ 519		(3,459,829)	(3,459,310)
Balance (in Shares) at Dec. 31, 2023	5,193,750
Accretion of common stock to redemption value			(768,980)	(768,980)
Excise tax payable attributable to redemption of common stock			(16,838)	(16,838)
Net income (loss)			(8,711,619)	(8,711,619)
Balance at Dec. 31, 2024	$ 519		$ (12,957,266)	$ (12,956,747)
Balance (in Shares) at Dec. 31, 2024	5,193,750